Results of Operations - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	€ (3,740)	€ (26,879)	€ (14,056)
Weighted average number of shares outstanding	22,593,956		22,593,956
Earnings per share (non-fully diluted) in €	€ (0.17)		€ (0.62)
Outstanding warrants	2,852,913		2,269,448